First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 93.6%
	Arizona – 4.2%
$780,000	AZ St Indl Dev Auth Edu Rev Academics of Math & Science Proj (a)	5.00%	07/01/39	$727,116
750,000	AZ St Indl Dev Auth Edu Rev Doral Academy NV Fire Mesa & Red Rock Campus Proj, Ser A (a)	5.00%	07/15/39	704,130
400,000	AZ St Indl Dev Auth Edu Rev Lone Mountain Campus Proj, Ser A (a)	5.00%	12/15/39	371,684
255,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (a)	4.00%	07/01/27	242,158
150,000	AZ St Indl Dev Auth Sr Living Rev 2nd Tier Great Lakes Sr Living Cmntys Proj, Ser B	5.00%	01/01/43	136,016
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Traditional Schs Proj Auth, Ser B (a)	4.00%	07/01/29	952,640
100,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Ref Downtown Phoenix Student Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/27	112,337
305,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac American Leadership Academy Proj (a)	4.00%	06/15/22	299,778
345,000	Tempe AZ Indl Dev Auth Rev Mirabella at ASU Proj, Ser A (a)	5.50%	10/01/27	341,267
				3,887,126
	California – 3.5%
450,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	442,894
205,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	230,402
250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	6.75%	12/01/28	228,538
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	7.50%	12/01/40	892,860
415,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA Clg of the Arts Projs (a)	5.25%	07/01/39	408,082
550,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	558,904
300,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	257,997
200,000	Oroville CA Rev Oroville Hosp	5.25%	04/01/34	220,630
				3,240,307
	Colorado – 12.4%
735,000	Broadway Station Met Dist No 2 CO, Ser A	5.00%	12/01/35	670,438
150,000	CO Eductnl & Cultural Auth Rev Ref West Ridge Academy Chrt Sch Proj, Ser A	5.00%	06/01/27	166,022
1,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/45	1,032,060
850,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	850,918
500,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/33	578,835
1,000,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/20	1,017,460
500,000	Denver CO Intl Business Ctr CO Met Dist #1 Subordinate, Ser B	6.00%	12/01/48	456,835
765,000	Fourth Street Crossing Business Impt Dist CO Sr, Ser A (a)	5.13%	12/01/38	682,732
900,000	Hunters Overlook Metro Dist #5 CO Sr Bonds, Ser A	5.00%	12/01/39	845,406
500,000	Independence Met Dist #3 CO, Ser A	6.25%	12/01/49	493,145
875,000	Lanterns Met Dist #1 CO, Ser A	5.00%	12/01/39	796,897
500,000	North Park Met Dist #1 Spl Rev, Ser A-2	5.13%	12/01/28	491,310
1,000,000	Painted Prairie Pub Impt Auth CO	4.00%	12/01/29	910,210
500,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	574,990
560,000	Stc Met Dist #2 CO Ref, Ser A	3.00%	12/01/25	513,296
1,000,000	Stc Met Dist #2 CO Ref, Ser A	5.00%	12/01/38	935,600
500,000	Trails at Crowfoot Met Dist #3 CO Sr Series, Ser A	5.00%	12/01/39	455,165
				11,471,319

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Connecticut – 3.8%
$250,000	Bridgeport CT, Ser A, BAM	5.00%	02/01/31	$303,810
250,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	272,568
250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	273,500
1,500,000	Harbor Point CT Infrastructure Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (a)	5.00%	04/01/39	1,525,335
1,000,000	Univ Of Connecticut CT, Ser A	5.00%	11/01/35	1,159,820
				3,535,033
	Delaware – 0.6%
600,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (a)	5.00%	07/01/28	595,428
	Florida – 5.6%
400,000	Capital Region FL Cdd Rev Ref Capital Impt, Ser A-1	4.13%	05/01/23	397,776
140,000	Capital Trust Agy FL Eductnl Facs Rev Viera Chrt Schs Inc Proj, Ser A (a)	5.00%	10/15/37	129,543
650,000	Coco Palms FL Cdd Spl Assmnt	4.50%	05/01/32	659,347
85,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ Miami, Ser A	5.00%	04/01/31	92,687
200,000	North Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	183,898
210,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/36	236,063
500,000	Parkland Preserve Cdd FL Spl Assmnt Rev, Ser A	5.25%	05/01/39	461,560
500,000	Pinellas Cnty FL Indl Dev Auth Indl Dev Rev 2017 Fdtn for Global Understanding Inc. Proj	5.00%	07/01/39	467,775
250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (a)	5.00%	03/01/30	273,550
1,000,000	Seminole Cnty FL Indl Dev Auth Ref Legacy Pointe at Ucf Proj, Ser A	5.00%	11/15/29	873,950
500,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	5.25%	11/01/39	507,820
255,000	Trout Creek Cdd FL Capital Impt Rev (b)	5.38%	05/01/38	263,056
250,000	Villamar Cdd FL Spl Assmnt (b)	4.00%	05/01/29	237,990
440,000	W Vlgs FL Impt Dist Spl Assmt Unit Dev #7 Master Infrastructure	4.25%	05/01/29	438,372
				5,223,387
	Georgia – 2.2%
1,000,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subordinate, Ser D, AMT	4.00%	07/01/38	1,049,090
250,000	Floyd Cnty GA Dev Auth Spires Berry Clg Proj, Ser A (b)	5.50%	12/01/28	225,363
300,000	Floyd Cnty GA Dev Auth Spires Berry Clg Proj, Ser A (b)	5.75%	12/01/33	259,884
55,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	55,752
400,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/30	449,876
				2,039,965
	Guam – 0.5%
250,000	Guam Govt Business Privilege Tax Rev Ref, Ser-D	5.00%	11/15/35	246,055
235,000	Guam Govt Business Privilege Tax Rev, Ser B-1	5.00%	01/01/37	229,600
				475,655
	Idaho – 0.5%
290,000	ID St Hlth Facs Auth Rev Ref Vly Vista Care Corp, Ser A	4.00%	11/15/27	249,855
200,000	ID St Hlth Facs Auth Rev Ref Vly Vista Care Corp, Ser A	5.00%	11/15/32	175,328
				425,183
	Illinois – 9.2%
275,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(c)	12/01/22	253,682

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$300,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	$301,368
855,000	Chicago IL Brd of Edu Ref, Ser F	5.00%	12/01/31	853,384
100,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/39	98,823
400,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	446,764
400,000	Chicago IL Ref 2003B	5.25%	01/01/29	405,796
20,000	Chicago IL Ref, Ser C	5.00%	01/01/25	20,205
415,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/25	333,253
450,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	452,237
100,000	IL St	5.00%	04/01/24	99,299
200,000	IL St	5.00%	06/01/27	194,516
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/30	263,220
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/31	261,845
15,000	IL St Fin Auth Rev Ref Lifespace Cmntys, Ser A	5.00%	05/15/24	15,235
500,000	IL St Fin Auth Rev Ref Lutheran Cmntys, Ser A	5.00%	11/01/35	462,360
600,000	IL St Fin Auth Rev Ref Lutheran Cmntys, Ser A	5.00%	11/01/40	532,362
230,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	244,244
1,925,000	IL St, Ser C	5.00%	11/01/29	1,854,545
545,000	IL St, Ser D	5.00%	11/01/24	539,948
500,000	Morton Grove IL Tax Incr Rev Sawmill Station Redev Proj	4.25%	01/01/29	445,280
500,000	Morton Grove IL Tax Incr Rev Sawmill Station Redev Proj	5.00%	01/01/39	417,185
				8,495,551
	Indiana – 3.3%
1,000,000	Evansville IN Mf Hsg Rev Silver Birch Evansville Proj	5.45%	01/01/38	881,970
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (a)	5.30%	01/01/32	220,855
665,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/37	702,858
200,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A (d)	5.25%	07/01/28	199,722
600,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	499,584
700,000	Terre Haute IN Mf Hsg Rev Silver Birch of Terre Haute Proj	5.10%	01/01/32	592,144
				3,097,133
	Iowa – 0.1%
95,000	IA St Fin Auth Rev Lifespace Cmntys Inc, Ser A	5.00%	05/15/32	92,652
	Kansas – 3.0%
1,500,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	1,315,740
1,500,000	Univ of Kansas KS Hosp Auth Hlth Facs Rev Var Ku Hlth Sys (e)	0.17%	09/01/34	1,500,000
				2,815,740
	Kentucky – 0.8%
750,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	779,925
	Louisiana – 1.4%
200,000	Monroe LA Wtr Rev, BAM	5.00%	11/01/32	246,330
900,000	New Orleans La Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/30	1,031,832
				1,278,162
	Maryland – 1.0%
175,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	2.95%	06/01/27	160,717
185,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.05%	06/01/28	166,417

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Maryland (Continued)
$200,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.15%	06/01/29	$178,264
190,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.20%	06/01/30	167,050
250,000	Howard Cnty MD Retmnt Cmnty Rev Ref Columbia Vantage House Corp	5.00%	04/01/36	227,452
				899,900
	Massachusetts – 2.0%
1,000,000	MA St Bay Transprtn Auth Sales Tax Rev Ref Sr, Ser B	5.25%	07/01/30	1,287,120
500,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (a)	5.00%	11/15/28	477,905
50,000	MA St Federal Highway Ref Subordinate Rev, Ser A	5.00%	06/15/24	55,931
				1,820,956
	Michigan – 1.0%
300,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/31	334,896
600,000	MI St Fin Auth Ltd Oblig Rev Cesar Chavez Academy Proj Ref	5.00%	02/01/33	593,826
				928,722
	Minnesota – 1.1%
350,000	Duluth MN Indep Sch Dist #709 Cops Ref, Ser B	5.00%	02/01/28	430,909
150,000	Minneapolis MN Student Hsg Rev Riverton Cmnty Hsg Proj (a)	3.80%	08/01/27	145,458
300,000	MN St Hgr Edu Facs Auth Rev Ref Clg of St Scholastica Inc	4.00%	12/01/32	292,026
105,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref, Ser A	5.00%	12/01/30	111,566
				979,959
	Missouri – 0.1%
80,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/35	79,090
10,000	MO St Hlth & Eductnl Facs Auth Med Research Lutheran Svcs, Ser A	5.00%	02/01/29	10,079
				89,169
	Montana – 0.4%
350,000	Missoula MT Wtr Sys Rev, Ser A	4.00%	07/01/37	389,886
	Nevada – 1.6%
315,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/25	357,622
210,000	North Las Vegas NV Local Impt Valley Vista Spl Impt Dist #64	4.00%	06/01/29	201,008
1,000,000	Sparks NV Tourism Impt Dist #1 Rev Ref Sales Tax Sr, Ser A (a)	2.75%	06/15/28	914,090
				1,472,720
	New Hampshire – 0.6%
500,000	NH St Hlth & Edu Facs Auth Rev Ref Sthrn NH Med Ctr	5.00%	10/01/37	551,435
	New Jersey – 3.0%
100,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	106,568
835,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(c)	12/15/25	696,582
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	510,105
500,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.00%	06/01/27	586,280
1,000,000	Union Cnty NJ Impt Auth Sol Wst Disp Rev Green Bond Aries Linden Llc Proj, AMT (a)	6.75%	12/01/41	846,350
				2,745,885
	New York – 4.2%
1,250,000	Met Transprtn Auth NY Rev Transprtn, Ser A-2S, BANS	4.00%	02/01/22	1,227,113
460,000	Met Transprtn Auth NY Rev Transptrn, Subser C-1, BANS	5.00%	09/01/20	459,195

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$400,000	NY St Dorm Auth Revs Non St Supported Debt Ref Montefiore Oblg Grp, Ser A	4.00%	09/01/36	$395,636
1,000,000	Tsasc Inc NY Tsasc Inc Rev Ref Turbo Sub, Ser B	5.00%	06/01/45	923,430
100,000	Westchester Co NY Local Dev Corp Rev Ref Miriam Osborn Memorial Home Assn Proj	5.00%	07/01/34	105,614
840,000	Yonkers NY Econ Dev Corp Eductnl Rev Chrt Sch Edu Excellence Proj, Ser A	5.00%	10/15/39	814,573
				3,925,561
	North Carolina – 1.2%
1,000,000	NC St Agric & Tech Univ Ref Gen, Ser A	5.00%	10/01/40	1,095,590
	Ohio – 6.5%
750,000	Allen Cnty OH Hosp Facs Rev Ref Bon Secours Mercy Hlth Inc, Ser A	5.00%	12/01/35	878,070
2,500,000	Buckeye OH Tobacco Settlement Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	2,231,900
500,000	Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Ref Playhouse Sq Fdtn Proj	5.00%	12/01/28	487,735
415,000	Franklin Cnty OH Convention Facs Auth Hotel Proj Rev Grtr Columbus Convention Cntr Hotel Exp Proj	5.00%	12/01/32	370,089
225,000	Lancaster OH Port Auth Gas Rev Ref, Ser A (Mandatory put 02/01/25)	5.00%	08/01/49	252,131
750,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (a)	5.00%	07/01/49	704,047
1,200,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	1,102,452
				6,026,424
	Oklahoma – 0.3%
125,000	Comanche Cnty OK Hosp Auth Rev Ref	5.00%	07/01/29	134,288
150,000	OK St Dev Fin Auth Hlthsys Rev Ou Medicine Proj, Ser B	5.00%	08/15/26	160,285
				294,573
	Oregon – 0.3%
290,000	Clackamas Cnty OR Hosp Fac Auth Rev Mary’s Woods at Marylhurst Inc Proj, Ser A	5.00%	05/15/26	299,900
10,000	Multnomah Cnty OR Hosp Facs Auth Rev Ref Terwilliger Plaza	5.00%	12/01/20	10,055
				309,955
	Pennsylvania – 4.5%
300,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Oblig Grp Issue, Ser A	5.00%	04/01/32	344,556
1,780,000	Berks Cnty PA Muni Auth Univ Rev Alvernia Univ Proj	5.00%	10/01/39	1,684,699
100,000	Chester Cnty PA Indl Dev Auth Renaissance Academy Chrt Sch	5.00%	10/01/34	102,783
250,000	Lancaster Cnty PA Hosp Auth Healthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/28	251,810
515,000	Lancaster Cnty PA Hosp Auth Healthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/31	512,368
665,000	Northampton Cnty Pa Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/36	677,163
350,000	PA St Turnpike Commn Oil Franchise Tax Rev Ref Sub, Ser B	5.00%	12/01/30	411,621
10,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	11,055
215,000	Philadelphia PA Auth for Indl Dev Revs Kipp Philadelphia Chrt Sch Proj, Ser A	5.00%	04/01/36	199,384
				4,195,439

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Puerto Rico – 2.1%
$250,000	Puerto Rico Cmwlth Ref Pub Impt, Ser A, AGM	5.00%	07/01/35	$252,300
1,559,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	1,522,426
177,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/29	121,179
				1,895,905
	South Carolina – 1.3%
425,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	373,137
230,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	222,918
580,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/42	516,705
135,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Ref Lutheran Homes of SC Inc	5.00%	05/01/42	109,184
				1,221,944
	Tennessee – 2.0%
25,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Student Hsg CDFI Phase I	5.00%	10/01/23	25,708
440,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/36	465,854
500,000	TN St Energy Acquisition Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	519,595
730,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/26	818,374
				1,829,531
	Texas – 3.6%
50,000	Centrl TX Regl Mobility Auth Rev Ref Sub Lien	5.00%	01/01/33	52,192
420,000	Harris-Brazoria Cntys TX Muni Utility Dist #509, AGM	3.00%	09/01/32	424,700
500,000	Houston TX Arpt Sys Rev Ref, Ser C, AMT	5.00%	07/15/20	498,345
250,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (d)	4.13%	09/01/29	256,117
450,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (a)	4.35%	08/15/25	452,916
485,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (d)	4.50%	09/01/28	449,697
285,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	267,923
205,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	5.00%	01/01/39	172,015
500,000	New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf TX A&M Univ Corpus Christi Island Campus Proj, Ser A (b)	5.00%	04/01/25	503,000
250,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	270,530
				3,347,435
	Utah – 1.1%
475,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Mountain West Montessori Academy Proj, Ser A (a)	5.00%	06/15/39	432,953
675,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Academy Proj, Ser A (a)	5.00%	06/15/39	616,707
				1,049,660
	Virginia – 0.8%
300,000	Norfolk Va Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A (b)	4.38%	01/01/39	268,995

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Virginia (Continued)
$500,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A (b)	5.00%	01/01/34	$499,960
				768,955
	Washington – 1.9%
600,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (a)	5.00%	01/01/32	624,342
230,000	WA St Healthcare Facs Auth Ref Fred Hutchinson Cancer Research Ctr	5.00%	01/01/26	260,546
1,000,000	WA St Hsg Fin Commn Transforming Age Projs, Ser A (a)	5.00%	01/01/39	895,800
				1,780,688
	Wisconsin – 1.9%
500,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Academy Las Vegas Proj, Ser A (a)	4.20%	07/15/27	474,590
250,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Academy Las Vegas Proj, Ser A (a)	5.13%	07/15/37	230,057
160,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/27	179,330
410,000	Pub Fin Auth WI Retmnt Fac Rev Ref Whitestone Retmnt Facs 1st Mortgage Rev Bonds (a)	4.00%	03/01/27	383,805
500,000	Pub Fin Auth WI Rev Ref Ultimate Med Academy Proj, Ser A (a)	5.00%	10/01/39	488,140
				1,755,922

Total Investments – 93.6%	86,828,780
(Cost $92,034,516) (f)
Net Other Assets and Liabilities – 6.4%	5,895,913
Net Assets – 100.0%	$92,724,693
Futures Contracts:
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 10-Year Notes	Short	8	Jun 2020	$ (1,112,500)	$(46,813)
U.S. Treasury Long Bonds	Short	1	Jun 2020	(181,031)	(10,719)
U.S. Treasury Ultra 10-Year Notes	Short	26	Jun 2020	(4,082,813)	(155,234)
Total Futures Contracts				$(5,376,344)	$(212,766)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2020, securities noted as such amounted to $18,722,919 or 20.2% of net assets.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(c)	Zero coupon bond.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(e)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $746,135 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,164,637. The net unrealized depreciation was $5,418,502. The amounts presented are inclusive of derivative contracts.

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows:
ASSETS TABLE
	Total Value at 4/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 86,828,780	$ —	$ 86,828,780	$ —
LIABILITIES TABLE
	Total Value at 4/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (212,766)	$ (212,766)	$ —	$ —

*	See Portfolio of Investments for state breakout.

Restricted Securities
As of April 30, 2020, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A, 5.25%, 07/01/28	08/31/18	$200,000	$99.86	$201,971	$199,722	0.22%
Kyle TX Spl Assmnt Rev 6 Creeks Pid #1, 4.13%, 09/01/29	05/08/19	250,000	102.45	250,000	256,117	0.28
Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv, 4.50%, 09/01/28	05/04/18	485,000	92.72	480,800	449,697	0.48
				$932,771	$905,536	0.98%